Prepayments and Other Assets (Tables)	6 Months Ended
Sep. 30, 2023
Prepayments and Other Assets [Abstract]
Schedule of Prepayments and Other Assets
	As of	As of
	September 30, 2023	March 31, 2023
	USD	USD
Deposit	51,809	—
Prepayments to suppliers and others	561,914	272,129
Total prepayments and other assets	613,723	272,129